DECEMBER 1, 1995

                          Delaware Group of Funds

                        TAX-FREE PENNSYLVANIA FUND
                          A CLASS/B CLASS/C CLASS

                               TREND FUND
                         A CLASS/B CLASS/C CLASS

                          U.S. GOVERNMENT FUND
                         A CLASS/B CLASS/C CLASS

                             DELCHESTER FUND
                         A CLASS/B CLASS/C CLASS

                            TAX-FREE USA FUND
                          TAX-FREE INSURED FUND
                         A CLASS/B CLASS/C CLASS

                     TAX-FREE USA INTERMEDIATE FUND
                         A CLASS/B CLASS/C CLASS

                               DELCAP FUND
                         A CLASS/B CLASS/C CLASS

                              DELAWARE FUND
                                DEVON FUND
                          A CLASS/B CLASS/C CLASS

                           DECATUR INCOME FUND
                         A CLASS/B CLASS/C CLASS

                        DECATUR TOTAL RETURN FUND
                         A CLASS/B CLASS/C CLASS

                               VALUE FUND
                         A CLASS/B CLASS/C CLASS

                        INTERNATIONAL EQUITY FUND
                           GLOBAL ASSETS FUND
                            GLOBAL BOND FUND
                         A CLASS/B CLASS/C CLASS

                      LIMITED-TERM GOVERNMENT FUND
                         A CLASS/B CLASS/C CLASS

        Supplement To Prospectuses Dated November 29, 1995

The following supplements the information that appears in the section of the Prospectus "Buying Shares":










     For the limited period from December 1, 1995 through April 30, 1996, investors who held shares in any class of any Delaware Group fund as of December 1, 1995 may purchase Class A Shares of any of the funds referenced above at net asset value through the Delaware Group Asset Planner service if such shares are being purchased with proceeds from the redemption of shares of a fund (other than a money market fund) outside of the Delaware Group of Funds. The Investment Application and check for such a transaction should note that the investment is being made under the "NAV/Asset Planner Accommodation Program."

Exchanges from existing Delaware Group accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange in the Funds' Prospectuses. Transfers from existing, non-retirement Delaware Group accounts into the Asset Planner service require two business days to be processed in order to minimize the taxable events related to the transfer.